FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394

                           TEMPLETON DRAGON FUND, INC.
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Dragon Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ................................................    3
Notes to Statement of Investments .......................................    7


                                  [LOGO](R)
                             FRANKLIN TEMPLETON
                                 INVESTMENTS

                    Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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Templeton Dragon Fund, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 99.2%
    AIR FREIGHT & LOGISTICS 0.4%
    Shenzhen International Holdings Ltd. ......................................        China         34,708,000    $  2,398,848
    Sinotrans Ltd., H .........................................................        China          3,017,000       1,208,646
                                                                                                                   ------------
                                                                                                                      3,607,494
                                                                                                                   ------------
    AUTO COMPONENTS 1.7%
    Cheng Shin Rubber Industry Co. Ltd. .......................................        Taiwan        10,923,563      10,200,607
    Norstar Founders Group Ltd. ...............................................        China         13,376,000       5,992,026
                                                                                                                   ------------
                                                                                                                     16,192,633
                                                                                                                   ------------
    AUTOMOBILES 0.8%
  a Brilliance China Automotive Holdings Ltd. .................................        China          6,510,000       1,591,453
    Chongqing Changan Automobile Co. Ltd., B ..................................        China          3,190,536       3,258,711
  a Dongfeng Motor Corp., H ...................................................        China          5,574,000       3,039,177
                                                                                                                   ------------
                                                                                                                      7,889,341
                                                                                                                   ------------
    COMMERCIAL BANKS 12.3%
a,b Bank of China Ltd., H, 144A ...............................................        China         20,840,000      10,375,922
    China Construction Bank Corp., H ..........................................        China          7,894,000       4,516,313
  b China Construction Bank Corp., H, 144A ....................................        China         38,097,000      21,796,045
a,b China Merchants Bank Co. Ltd., H, 144A ....................................        China          2,118,000       4,272,298
    Chinatrust Financial Holding Co. Ltd. .....................................        Taiwan        11,281,896       8,813,449
    HSBC Holdings PLC .........................................................    United Kingdom     2,001,251      34,784,097
a,b Industrial and Commercial Bank of China, H, 144A ..........................        China         31,104,000      17,436,919
    Mega Financial Holding Co. Ltd. ...........................................        Taiwan        27,217,000      17,766,310
                                                                                                                   ------------
                                                                                                                    119,761,353
                                                                                                                   ------------
    COMMUNICATIONS EQUIPMENT 0.7%
a,b Citic 1616 Holdings Ltd., 144A ............................................      Hong Kong          449,000         148,268
    D-Link Corp. ..............................................................        Taiwan         3,604,962       6,329,655
                                                                                                                   ------------
                                                                                                                      6,477,923
                                                                                                                   ------------
    COMPUTERS & PERIPHERALS 5.1%
    Acer Inc. .................................................................        Taiwan         4,216,621       8,091,733
    Advantech Co. Ltd. ........................................................        Taiwan         1,803,865       5,778,474
    Asustek Computer Inc. .....................................................        Taiwan        12,357,049      29,128,130
    LITE-ON IT Corp. ..........................................................        Taiwan         3,506,760       3,030,926
    Lite-On Technology Corp. ..................................................        Taiwan         2,821,424       3,645,085
                                                                                                                   ------------
                                                                                                                     49,674,348
                                                                                                                   ------------
    CONSTRUCTION & ENGINEERING 0.1%
a,b China Communications Construction Co. Ltd., H, 144A .......................        China            890,000       1,073,051
                                                                                                                   ------------
    DISTRIBUTORS 3.0%
    China Resources Enterprise Ltd. ...........................................        China          8,038,000      26,851,460
    Test-Rite International Co. Ltd. ..........................................        Taiwan         4,494,760       2,519,728
                                                                                                                   ------------
                                                                                                                     29,371,188
                                                                                                                   ------------


                                          Quarterly Statement of Investments | 3

Templeton Dragon Fund, Inc.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
    China Telecom Corp. Ltd., H ...............................................        China         32,240,000    $ 15,845,489
                                                                                                                   ------------
    ELECTRIC UTILITIES 3.9%
    Cheung Kong Infrastructure Holdings Ltd. ..................................      Hong Kong       11,060,000      38,503,785
                                                                                                                   ------------
    ELECTRICAL EQUIPMENT 1.0%
    BYD Co. Ltd., H ...........................................................        China          1,193,500       5,888,792
    Phoenixtec Power Co. Ltd. .................................................        Taiwan         3,811,945       3,594,218
                                                                                                                   ------------
                                                                                                                      9,483,010
                                                                                                                   ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
    AU Optronics Corp. ........................................................        Taiwan         5,439,000       7,774,696
    Yorkey Optical International Cayman Ltd. ..................................        China          3,087,000       1,086,548
                                                                                                                   ------------
                                                                                                                      8,861,244
                                                                                                                   ------------
    FOOD & STAPLES RETAILING 13.8%
    Dairy Farm International Holdings Ltd. ....................................      Hong Kong       34,636,578     135,082,654
                                                                                                                   ------------
    FOOD PRODUCTS 0.2%
    Uni-President Enterprises Corp. ...........................................        Taiwan         2,248,030       2,153,598
                                                                                                                   ------------
    HOTELS, RESTAURANTS & LEISURE 0.7%
    The Hongkong and Shanghai Hotels Ltd. .....................................      Hong Kong        2,479,856       3,916,706
  a Nagacorp Ltd. .............................................................       Cambodia       11,467,000       2,744,548
a,b Shanghai Jin Jiang International Hotels (Group) Co. Ltd., H, 144A .........        China            406,000         236,438
                                                                                                                   ------------
                                                                                                                      6,897,692
                                                                                                                   ------------
    HOUSEHOLD DURABLES 0.1%
    Samson Holding Ltd. .......................................................        China          1,982,000       1,136,478
                                                                                                                   ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.9%
    Datang International Power Generation Co. Ltd., H .........................        China         17,204,000      16,294,482
    Guangdong Electric Power Development Co. Ltd., B ..........................        China         10,562,100       7,989,455
    Huadian Power International Corp. Ltd., H .................................        China          8,404,000       3,011,782
    Huaneng Power International Inc., H .......................................        China          1,454,000       1,265,472
                                                                                                                   ------------
                                                                                                                     28,561,191
                                                                                                                   ------------
    INDUSTRIAL CONGLOMERATES 4.3%
    Citic Pacific Ltd. ........................................................        China          7,081,000      26,192,191
    Shanghai Industrial Holdings Ltd. .........................................        China          6,850,000      15,816,359
                                                                                                                   ------------
                                                                                                                     42,008,550
                                                                                                                   ------------
    INSURANCE 0.4%
    China Life Insurance Co. Ltd., H ..........................................        China          1,452,000       4,172,173
                                                                                                                   ------------
    IT SERVICES 0.5%
    SinoCom Software Group Ltd. ...............................................        China          1,010,000         180,979
    Travelsky Technology Ltd., H ..............................................        China          2,837,000       4,996,400
                                                                                                                   ------------
                                                                                                                      5,177,379
                                                                                                                   ------------


4 | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    MACHINERY 2.6%
    China International Marine Containers (Group) Co. Ltd., B .................        China          10,312,519    $ 22,610,050
    Yungtay Engineering Co. Ltd. ..............................................        Taiwan          5,686,000       3,213,303
                                                                                                                    ------------
                                                                                                                      25,823,353
                                                                                                                    ------------
    MARINE 0.2%
    China Shipping Container Lines Co. Ltd., H ................................        China           5,000,000       1,945,463
                                                                                                                    ------------
    MEDIA 0.2%
  b Next Media Ltd., 144A .....................................................      Hong Kong         4,974,000       1,712,527
                                                                                                                    ------------
    METALS & MINING 0.1%
    Aluminum Corp. of China Ltd., H ...........................................        China           1,028,000       1,060,492
                                                                                                                    ------------
    OIL, GAS & CONSUMABLE FUELS 20.0%
a,b China Coal Energy Co., H, 144A ............................................        China           1,367,000       1,460,947
    China Petroleum and Chemical Corp., H .....................................        China         103,150,000      87,267,008
    China Shenhua Energy Co. Ltd., H ..........................................        China           6,448,000      15,597,903
    CNOOC Ltd. ................................................................        China          18,177,000      15,936,472
   b CNOOC Ltd., 144A .........................................................        China          14,270,000      12,511,055
    PetroChina Co. Ltd., H ....................................................        China          45,320,000      53,771,114
  b PetroChina Co. Ltd., H, 144A ..............................................        China           1,512,000       1,793,952
    Yanzhou Coal Mining Co. Ltd., H ...........................................        China           7,680,000       7,352,622
                                                                                                                    ------------
                                                                                                                     195,691,073
                                                                                                                    ------------
    PHARMACEUTICALS 0.1%
    Tong Ren Tang Technologies Co. Ltd., H ....................................        China             628,000       1,110,829
                                                                                                                    ------------
    REAL ESTATE 2.6%
    Cheung Kong (Holdings) Ltd. ...............................................      Hong Kong         1,259,000      15,936,811
    Henderson Investment Ltd. .................................................      Hong Kong         4,554,000       9,314,278
                                                                                                                    ------------
                                                                                                                      25,251,089
                                                                                                                    ------------
    ROAD & RAIL 0.3%
    MTR Corp. Ltd. ............................................................      Hong Kong         1,215,000       3,041,757
                                                                                                                    ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.2%
    Samsung Electronics Co. Ltd. ..............................................     South Korea           10,780       6,450,356
    Sunplus Technology Co. Ltd. ...............................................        Taiwan          3,456,617       7,949,488
    Taiwan Semiconductor Manufacturing Co. Ltd. ...............................        Taiwan         13,202,911      27,092,102
                                                                                                                    ------------
                                                                                                                      41,491,946
                                                                                                                    ------------
    SPECIALTY RETAIL 0.1%
    I.T. Ltd. .................................................................      Hong Kong         5,772,000       1,041,657
                                                                                                                    ------------
    TEXTILES, APPAREL & LUXURY GOODS 0.6%
    Tack Fat Group International Ltd. .........................................      Hong Kong        19,824,000       2,968,633
    Tainan Enterprises Co. Ltd. ...............................................        Taiwan          1,641,104       2,499,597
                                                                                                                    ------------
                                                                                                                       5,468,230
                                                                                                                    ------------


                                          Quarterly Statement of Investments | 5

Templeton Dragon Fund, Inc.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY          SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TRANSPORTATION INFRASTRUCTURE 3.4%
  Cosco Pacific Ltd. .......................................................        China          3,354,000    $     8,310,895
a Hainan Meilan International Airport Co. Ltd., H ..........................        China          2,994,000          1,755,079
  Hopewell Holdings Ltd. ...................................................      Hong Kong        5,876,000         22,863,082
                                                                                                                ---------------
                                                                                                                     32,929,056
                                                                                                                ---------------
  WIRELESS TELECOMMUNICATION SERVICES 10.4%
  China Mobile Ltd. ........................................................        China         10,350,000         94,120,414
  Taiwan Mobile Co. Ltd. ...................................................        Taiwan         7,047,764          7,550,415
                                                                                                                ---------------
                                                                                                                    101,670,829
                                                                                                                ---------------
  TOTAL COMMON STOCKS (COST $488,613,641) ..................................                                        970,168,875
                                                                                                                ---------------
  SHORT TERM INVESTMENT (COST $44,138,348) 4.5%
  MONEY MARKET FUND 4.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .....    United States     44,138,348         44,138,348
                                                                                                                ---------------
  TOTAL INVESTMENTS (COST $532,751,989) 103.7% .............................                                      1,014,307,223
  OTHER ASSETS, LESS LIABILITIES (3.7)% ....................................                                        (36,654,750)
                                                                                                                ---------------
  NET ASSETS 100.0% ........................................................                                    $   977,652,473
                                                                                                                ===============

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $72,817,422, representing 7.45% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Dragon Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Short term investments are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                                          Quarterly Statement of Investments | 7

Templeton Dragon Fund, Inc.

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 532,927,324
                                                                  =============
Unrealized appreciation .......................................   $ 485,126,679
Unrealized depreciation .......................................      (3,746,780)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $ 481,379,899
                                                                  =============


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments











ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DRAGON FUND, INC.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  May 24, 2007